Fees Summary	Feb. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 52,228,000
Previously Paid Amount	0.00
Total Fee Amount	7,212.69
Total Offset Amount	0.00
Net Fee	7,212.69
Narrative - Max Aggregate Offering Price	$ 52,228,000
Final Prospectus	true